Loans to customers (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 1,976,499	$ 1,392,350
Percentage of credit exposure	100.00%	100.00%
Loss Allowance	$ 300,223	$ 197,536
Percentage of loss allowance	100.00%	100.00%
Coverage Ratio	15.20%	14.20%
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 1,521,040	$ 1,129,522
Percentage of credit exposure	77.00%	81.10%
Loss Allowance	$ 76,454	$ 68,926
Percentage of loss allowance	25.50%	34.90%
Coverage Ratio	5.00%	6.10%
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 351,166	$ 200,040
Percentage of credit exposure	17.80%	14.40%
Loss Allowance	$ 148,233	$ 72,935
Percentage of loss allowance	49.30%	36.90%
Coverage Ratio	42.20%	36.50%
Absolute Trigger Days Late [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 87,841	$ 39,510
Percentage of credit exposure	25.00%	19.80%
Loss Allowance	$ 75,612	$ 31,615
Percentage of loss allowance	51.00%	43.30%
Coverage Ratio	86.10%	80.00%
Absolute Trigger Days Late Member Relativet Trigger P D Deterioration [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 263,325	$ 160,530
Percentage of credit exposure	75.00%	80.20%
Loss Allowance	$ 72,621
Percentage of loss allowance	49.00%	56.70%
Coverage Ratio	27.60%	25.70%
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 104,293	$ 62,788
Percentage of credit exposure	5.20%	4.50%
Loss Allowance	$ 75,536	$ 55,675
Percentage of loss allowance	25.20%	28.20%
Coverage Ratio	72.40%	88.70%
Total [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 1,976,499	$ 1,392,350
Percentage of credit exposure	100.00%	100.00%
Loss Allowance	$ 300,223	$ 197,536
Percentage of loss allowance	100.00%	100.00%
Coverage Ratio	15.20%	14.20%
Relative Trigger P D Deterioration [Member]
IfrsStatementLineItems [Line Items]
Loss Allowance		$ 41,320